Leases - Future minimum lease payments under non-cancellable leases (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Future minimum annual commitments under these operating leases
2022	$ 69,329
2023	58,744
2024	37,850
2025	28,203
2026	20,345
Thereafter	25,716
Total	$ 240,187